Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	CoinShares ETF Trust
Entity Central Index Key	0001877493
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
CoinShares Bitcoin and Ether ETF
Shareholder Report [Line Items]
Fund Name	CoinShares Bitcoin and Ether ETF
Class Name	CoinShares Bitcoin and Ether ETF
Trading Symbol	BTF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CoinShares Bitcoin and Ether ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://coinshares.com/us/etf/btf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://coinshares.com/us/etf/btf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
CoinShares Bitcoin and Ether ETF	$48	1.24%
[1]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.24%
Net Assets	$ 15,713,739
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$15,713,739
Number of Holdings	2
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of Net Assets)
United States Treasury Bill	57.1%
First American Treasury Obligations Fund - Class X	47.6%

Security Type	(% of Net Assets)
U.S. Treasury Bills	57.1%
Money Market Funds	47.6%
Futures Contracts	-1.2%
Reverse Repurchase Agreements	-37.3%
Cash & Other	33.8%

Instrument / Security Type	(% of Total Exposure)
CME Ether Futures Contracts	50.2%
CME Bitcoin Futures Contracts	49.8%

Updated Prospectus Web Address	https://coinshares.com/us/etf/btf/
CoinShares Bitcoin Mining ETF
Shareholder Report [Line Items]
Fund Name	CoinShares Bitcoin Mining ETF
Class Name	CoinShares Bitcoin Mining ETF
Trading Symbol	WGMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CoinShares Bitcoin Mining ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://coinshares.com/us/etf/wgmi/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://coinshares.com/us/etf/wgmi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
CoinShares Bitcoin Mining ETF	$33	0.75%
[2]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.75%
Net Assets	$ 147,703,474
Holdings Count | $ / shares	25
Advisory Fees Paid, Amount	$ 21
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$147,703,474
Number of Holdings	25
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Holdings	(% of Net Assets)
Cipher Digital, Inc.	16.5%
IREN, Ltd.	14.3%
Terawulf, Inc.	10.0%
Core Scientific, Inc.	7.8%
Applied Digital Corp.	4.9%
Hive Digital Technologies, Ltd.	4.8%
Hut 8 Corp.	4.7%
Cleanspark, Inc.	4.7%
Bitfarms, Ltd.	4.7%
Riot Platforms, Inc.	4.7%

Top Sectors	(% of Net Assets)
Information Technology	95.6%
Financials	1.7%
Industrials	0.5%
Consumer Discretionary	0.4%
Cash & Other	1.8%

Updated Prospectus Web Address	https://coinshares.com/us/etf/wgmi/
CoinShares Altcoins ETF
Shareholder Report [Line Items]
Fund Name	CoinShares Altcoins ETF
Class Name	CoinShares Altcoins ETF
Trading Symbol	DIME
Security Exchange Name	BOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CoinShares Altcoins ETF (the “Fund”) for the period of October 6, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://coinshares.com/us/etf/dime/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://coinshares.com/us/etf/dime/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
CoinShares Altcoins ETF	$12	0.40%
[3],[4]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.40%
Net Assets	$ 1,237,271
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 163
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,237,271
Number of Holdings	20
Portfolio Turnover	163%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Security Type	(% of Net Assets)
Exchange Traded Funds	97.8%
Cash & Other	2.2%

Top 10 Holdings	(% of Net Assets)
CoinShares Physical Staked Cosmos	8.5%
21Shares Binance BNB ETP	8.1%
CoinShares Hyperliquid Staking ETP	8.0%
CoinShares Sei Staking ETP	7.4%
Bitwise NEAR Staking ETP	4.8%
CoinShares Toncoin Staking ETP	4.8%
VanEck Sui ETN	4.7%
CoinShares Physical Staked Cardano	4.6%
CoinShares Physical Staked Polkadot	4.5%
CoinShares Physical Staked Solana	4.5%

Updated Prospectus Web Address	https://coinshares.com/us/etf/dime/

[1]
*	Annualized

[2]
*	Annualized

[3]
**	Annualized

[4]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the fund had been in operation for the entire period of this report.